FAIR VALUE MEASUREMENTS (Details) (USD $)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Fair Value Disclosures [Abstract]
Fair value of Level 3 derivative warrant liability, beginning of year
Issuance of derivative warrant liability	154,700
Change in fair value:	118,300
Fair value at end of year	$ 273,000